Mar. 19, 2020
Reverse Cap Weighted U.S. Large Cap ETF
Reverse Cap Weighted U.S. Large Cap ETF
Reverse Cap Weighted U.S. Large Cap ETF (RVRS)
(the “Fund”)

March 19, 2020

Supplement to the Summary Prospectus and Prospectus,
each dated January 31, 2020, as supplemented

The following replaces the third paragraph of the “Principal Investment Strategy – Reverse Cap Weighted U.S. Large Cap Index” section on page 2 of the Fund’s Summary Prospectus and pages 12–13 of the Fund’s Prospectus.

Principal Investment Strategy
The Index is generally rebalanced on each date that the S&P 500 Index is rebalanced (typically as of the close of trading on the third Friday in each March, June, September, and December (or the following business day if such third Friday is not a business day) based on data as of the second Friday of such rebalance month). In the event that the S&P 500 Index postpones or changes its rebalance schedule, so too will the Index.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.